Land-Use Rights, Net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Estimated Future Amortization Expenses [Abstract]
Fiscal year 2026	$ 47,113
Fiscal year 2027	47,113
Fiscal year 2028	47,113
Fiscal year 2029	47,113
Fiscal year 2030	47,113
Thereafter	1,939,447
Total	$ 2,175,012	$ 2,130,164